SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property and equipment (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property and equipment
Depreciation	¥ 352,480	¥ 212,873	¥ 135,864
Buildings | Minimum
Property and equipment
Estimated useful life (in years)	20 years
Buildings | Maximum
Property and equipment
Estimated useful life (in years)	30 years
Machinery | Minimum
Property and equipment
Estimated useful life (in years)	10 years
Machinery | Maximum
Property and equipment
Estimated useful life (in years)	20 years
Other equipment | Minimum
Property and equipment
Estimated useful life (in years)	3 years
Other equipment | Maximum
Property and equipment
Estimated useful life (in years)	5 years
Furniture and office equipment | Minimum
Property and equipment
Estimated useful life (in years)	3 years
Furniture and office equipment | Maximum
Property and equipment
Estimated useful life (in years)	5 years
Vehicles
Property and equipment
Estimated useful life (in years)	5 years
Construction in progress
Property and equipment
Depreciation	¥ 0